Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Common stock, par value (in NIS per share)	$ 0.01	$ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	50,898	49,211
Common stock, shares outstanding	50,898	49,211